Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 401
2020	399
2021	349
2022	180
2023	85
Thereafter	$ 13